UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	2/28/06

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FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus New Jersey Municipal Money Market Fund, Inc.
Statement of Investments
February 28, 2006 (Unaudited)

	Principal
Tax Exempt Investments--101.3%	Amount ($)		Value ($)

Bedminster Township, GO Notes, BAN 3.76% 6/30/2006	1,446,130		1,450,266
Bergen County Improvement Authority, MFHR
(Kentshire Apartments Project)
3.24% (Insured; FNMA and Liquidity Facility; FNMA)	15,000,000	a	15,000,000
Burlington County, GO Notes, BAN 3.75%, 7/13/2006	5,500,000		5,505,475
Camden County Improvement Authority:
Health Care Redevelopment Revenue
(Cooper Health System Project)
3.28% (LOC; Commerce Bank N.A.)	7,000,000	a	7,000,000
MFHR
3.28% (Liquidity Facility; Merrill Lynch)	7,380,000	a,b	7,380,000
Revenue (Congregation Beth-El)
3.23% (LOC; Commerce Bank N.A.)	2,195,000	a	2,195,000
Chatham Borough, GO Notes, BAN 3.45% 8/16/2006	1,000,000		1,002,232
Cranbury Township, GO Notes, BAN 4.23%, 7/6/2006	7,661,500		7,685,291
Essex County Improvement Authority,
Private Schools Revenue
(The Children's Institute Project)
3.26% (LOC; Wachovia Bank)	1,895,000	a	1,895,000
Haddonfield, GO Notes, BAN 4.26%, 10/13/2006	3,600,000		3,618,174
Hopatcong Borough, GO Notes, BAN
3.95%, 9/22/2006	1,605,900		1,614,649
Long Branch, GO Notes, BAN 3.54%, 5/26/2006	2,100,000		2,100,492
Lower Township Municipal Utilities Authority, Project Note
4.44%, 2/28/2007	3,500,000		3,536,091
Montclair Township, GO Notes:
3.78%, 5/25/2006	13,347,000		13,362,060
BAN 3.75%, 6/30/2006	8,000,000		8,013,265
Montville Township, GO Notes, BAN
3.47%, 5/25/2006	11,591,000		11,607,848
Mount Laurel Township, GO Notes, BAN:
3.97%, 5/26/2006	3,238,000		3,245,516
4.31%, 11/3/2006	1,300,764		1,309,069
New Jersey, TRAN
3.95%, 6/23/2006	17,845,000		17,903,479
New Jersey Building Authority, State Building
Revenue, Lease Appropriation (Putters Program)
3.22% (Insured; MBIA and Liquidity Facility;
JPMorgan Chase Bank)	3,780,000	a,b	3,780,000
New Jersey Economic Development Authority:
EDR:
(A. F. L. Quality Inc. Project)
3.22% (LOC; Bank of America)	900,000	a	900,000
(Epiphany House Inc. Project)
3.26% (LOC; Wachovia Bank)	2,890,000	a	2,890,000
(Institute of Electrical Engineers)
3.21% (LOC; Wachovia Bank)	2,675,000	a	2,675,000
(Marco Holdings LLC)
3.31% (LOC; Wachovia Bank)	335,000	a	335,000
(Meridian Assisted Living Shrewsbury)
3.22% (Insured; FNMA and Liquidity Facility;
FNMA)	5,250,000	a	5,250,000

Refunding:
(Jewish Community Foundation of MetroWest,
N.J., Inc. Project) 3.21% (LOC; Wachovia Bank)	5,400,000	a	5,400,000
(R. Realty Co. Project)
3.21% (LOC; Wachovia Bank)	1,350,000	a	1,350,000
(Republic Services Inc. Project)
3.22% (LOC; Bank of America)	2,000,000	a	2,000,000
(Stamato Realty LLC Project)
3.23% (LOC; Valley National Bank)	4,855,000	a	4,855,000
(Stone Brothers Secaucus Project)
3.23% (LOC; Valley National Bank)	3,100,000	a	3,100,000
(Superior Bakers Inc.)
3.20% (LOC; PNC Bank N.A.)	2,035,000	a	2,035,000
Gas Facilities Revenue
(NUI Corporation Projects)
3.24% (Insured; MBIA and
Liquidity Facility; Morgan Stanley)	3,000,000	a,b	3,000,000
Industrial Revenue:
(Buchanan and Zweigle Project)
3.31% (LOC; Wachovia Bank)	2,415,000	a	2,415,000
(Economic Growth Program):
3.25% (LOC; Wachovia Bank)	35,000	a	35,000
3.25% (LOC; Wachovia Bank)	510,000	a	510,000
3.40% (LOC; Wachovia Bank)	260,000	a	260,000
(Falcon Safety Products Project)
3.20% (LOC; PNC Bank N.A.)	2,505,000	a	2,505,000
(RFC Container Co. Inc.)
3.20% (LOC; PNC Bank N.A.)	1,195,000	a	1,195,000
LR:
(Putters Program) 3.22% (Insured; FSA and
Liquidity Facility; JPMorgan Chase Bank)	1,920,000	a,b	1,920,000
(Somerset Hills YMCA Project)
3.23% (LOC; Commerce Bank N.A.)	4,000,000	a	4,000,000
Recreational Revenue
(Young Men's Christian Association)
3.26% (LOC; Wachovia Bank)	1,415,000	a	1,415,000
Revenues:
3.21% (LOC; Wachovia Bank)	1,590,000	a	1,590,000
(CPC Behavioral Health Care)
3.26% (LOC; Wachovia Bank)	3,795,000	a	3,795,000
(Cranes Mill Project)
3.19% (LOC; Unicredito Italiano SPA)	6,095,000	a	6,095,000
(Developmental Disabilities)
3.26% (LOC; Wachovia Bank)	2,420,000	a	2,420,000
(Four Woodbury Mews Project)
3.33% (LOC; Bank of America)	6,600,000	a	6,600,000
(Parke Place Associates Project)
3.33% (LOC; Commerce Bank N.A.)	1,355,000	a	1,355,000
(Putters Program) 3.22% (Insured; FSA and
Liquidity Facility; JPMorgan Chase Bank)	1,970,000	a,b	1,970,000
(Rose Hill Associates Project)
3.33% (LOC; Commerce Bank N.A.)	6,400,000	a	6,400,000
(Three Woodbury Mews Project)
3.33% (LOC; Bank of America)	9,525,000	a	9,525,000
School Facilities Construction
3.23% (Liquidity Facility; Citibank N.A.)	14,725,000	a,b	14,725,000
(Catholic Charities)
School Revenue:
Refunding (Blair Academy)
3.21% (LOC; Wachovia Bank)	5,415,000	a	5,415,000

Special Facilities Revenue
(Port Newark Container LLC)
3.23% (LOC; Citibank N.A.)	31,000,000	a	31,000,000
Thermal Energy Facilities Revenue
(Thermal Energy Limited):
3.23% (LOC; Bank One)	3,200,000	a	3,200,000
3.23% (LOC; Bank One)	10,900,000	a	10,900,000
New Jersey Educational Facilities Authority,
Revenue, Refunding (Higher Educational Trust Fund)
3.95%, 9/1/2006	1,000,000		1,003,688
New Jersey Health Care Facilities Financing Authority,
Revenue:
(Saint Mary's Hospital)
3.21% (LOC; Valley National Bank)	1,100,000	a	1,100,000
(Saint Peters University Hospital Obligated
Group Issue) 3.19% (LOC; Bank of America)	2,250,000	a	2,250,000
New Jersey Housing and Mortgage Finance Agency,
Revenue (Merlots Program) 3.27% (Insured; MBIA
and Liquidity Facility; Wachovia Bank)	1,100,000	a,b	1,100,000
New Jersey Transportation Trust Fund Authority,
Fuel Sales Tax Revenue (Transportation System)
5.96%, 6/15/2006	1,500,000		1,511,805
New Jersey Turnpike Authority,
Turnpike Revenue (Putters Program)
3.22% (Insured; MBIA and Liquidity Facility;
JPMorgan Chase Bank)	2,495,000	a,b	2,495,000
Newark, GO Notes, Refunding 4.40% 10/1/2006
(Insured; FSA)	1,330,000		1,341,044
Newark Housing Authority, MFHR
3.31% (Liquidity Facility; Merrill Lynch)	4,465,000	a,b	4,465,000
Paramus School District, GO Notes 4.19%, 9/15/2006	1,649,480		1,660,337
Passiac County, GO Notes, BAN
3.70%, 7/14/2006	10,000,000		10,036,690
Passiac County Utilities Authority,
Solid Waste System Revenue, Refunding
4.44%, 2/23/2007	4,350,000		4,391,330
Pequannock Township, BAN 3.70%, 10/27/2006	1,000,000		1,003,501
Port Authority of New York and New Jersey:
Revenue:
3.23% (Insured; FGIC and Liquidity Facility;
BNP Paribas)	10,000,000	a,b	10,000,000
(Putters Program):
3.25% (Insured; MBIA and
Liquidity Facility; JPMorgan Chase Bank)	3,000,000	a,b	3,000,000
3.25% (Insured; FGIC and
Liquidity Facility; JPMorgan Chase Bank)	370,000	a,b	370,000
Special Obligation Revenue:
(Merlots Program) 3.27% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	2,395,000	a,b	2,395,000
(Putters Program) 3.25% (Insured; MBIA and
Liquidity Facility; JPMorgan Chase Bank)	3,000,000	a,b	3,000,000
Rahway, GO Notes, BAN 3.96%, 7/5/2006	2,685,241		2,691,625
Raritan Township, GO Notes, BAN 3.95%, 9/8/2006	3,313,000		3,329,660
Red Bank, BAN 3.95%, 8/2/2006	1,530,000		1,536,900
Ringwood Borough, GO Notes, BAN 4.19%, 11/10/2006	1,817,500		1,829,743
Salem County Pollution Control Financing
Authority, PCR, Refunding
(Atlantic City Electric Company)
3.17% (Insured; MBIA and Liquidity Facility;
The Bank of New York)	690,000	a	690,000
Stafford Township, GO Notes, BAN 4.44%, 12/20/2006	1,500,000		1,512,261

Sussex County Municipal Utilities Authority, Project Notes
4.44%, 12/29/2006	2,715,000		2,737,854
Tobacco Settlement Financing Corporation of New Jersey,
Tobacco Settlement Funded Revenue:
3.24% (Liquidity Facility; Merrill Lynch)	6,250,000	a,b	6,250,000
3.26% (Liquidity Facility; Merrill Lynch)	2,305,000	a,b	2,305,000
Toms River Board of Education, GO Notes
4.29%, 11/22/2006	2,670,000		2,686,863
Trenton Parking Authority, Parking Revenue
(Putters Program) 3.22% (Insured; FGIC and
Liquidity Facility; JPMorgan Chase Bank)	4,320,000	a,b	4,320,000
Union County, GO Notes, BAN
3.22% 3/1/2006	4,000,000		4,000,000
Union County Improvement Authority,
Revenue (Cedar Glen Housing Corporation Project)
3.22% (Insured; FNMA and Liquidity Facility; FNMA)	20,110,000	a	20,110,000
Union Township Board of Education,
GO Notes 3.95%, 7/13/2006	4,795,000		4,812,886
Woodbridge Township, GO Notes 3.94%, 7/1/2006
(Insured; MBIA)	1,320,000		1,323,251
Wood Ridge Borough, GO Notes, BAN 4.44%, 2/23/2007	2,348,000		2,370,301

Total Investments (cost $385,868,646)	101.3%		385,868,646

Liabilities, Less Cash and Receivables	(1.3%)		(4,858,634)

Net Assets	100.0%		381,010,012

Summary of Abbreviations

ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue

LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Notes to Statement of Investments:

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006 these securities amounted to $72,475,000 or 19.0% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 21, 2006

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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